Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Decarbonization Plus Acquisition Corporation Iii - Fair Value, Recurring [Member] - USD ($)
	Sep. 30, 2021	Jun. 30, 2021
Marketable Securities Held In Trust Account U S Treasury Securities Money Market Fund [Member]
Assets:
Assets	$ 350,010,686	$ 350,005,400
Marketable Securities Held In Trust Account U S Treasury Securities Money Market Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Assets	350,010,686	350,005,400
Public Warrants [Member]
Liabilities:
Warrant liability	24,539,764	29,633,334
Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Warrant liability	24,539,764	29,633,334
Private Placement Warrants [Member]
Liabilities:
Warrant liability	14,889,542	18,533,334
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Warrant liability	$ 14,889,542	$ 18,533,334